Inventory (Schedule Of Inventories) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Inventory [Abstract]
Raw materials	$ 70.3	$ 73.0
Work-in-process	35.3	33.6
Finished goods	478.0	481.2
Inventories	$ 583.6	$ 587.8